STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

June 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.4%
Advertising - 3.3%
Advantage Sales & Marketing, Sr. Scd. Notes	6.50	11/15/2028	1,275,000	[b,c]	1,346,406
Clear Channel International, Sr. Scd. Notes	6.63	8/1/2025	1,205,000	[c]	1,270,480
Clear Channel Outdoor Holdings, Gtd. Notes	7.50	6/1/2029	945,000	[b,c]	979,574
Clear Channel Outdoor Holdings, Gtd. Notes	7.75	4/15/2028	1,150,000	[b,c]	1,206,126
National CineMedia, Sr. Scd. Notes	5.88	4/15/2028	355,000	[c]	349,306
Outfront Media Capital, Gtd. Notes	5.00	8/15/2027	975,000	[b,c]	1,010,953
Terrier Media Buyer, Gtd. Notes	8.88	12/15/2027	1,793,000	[b,c]	1,943,280
				8,106,125
Aerospace & Defense - 1.5%
TransDigm, Gtd. Notes	4.88	5/1/2029	1,685,000	[b,c]	1,703,114
TransDigm, Sr. Scd. Notes	6.25	3/15/2026	1,440,000	[b,c]	1,521,000
TransDigm, Sr. Scd. Notes	8.00	12/15/2025	310,000	[b,c]	335,820
				3,559,934
Airlines - 2.6%
American Airlines, Sr. Scd. Notes	11.75	7/15/2025	1,750,000	[b,c]	2,198,437
American Airlines Group, Gtd. Notes	3.75	3/1/2025	2,615,000	[b,c]	2,412,769
Hawaiian Brand Intellectual Property, Sr. Scd. Notes	5.75	1/20/2026	812,000	[c]	872,786
United Airlines, Sr. Scd. Notes	4.63	4/15/2029	875,000	[b,c]	906,719
				6,390,711
Automobiles & Components - 6.0%
American Axle & Manufacturing, Gtd. Notes	6.25	4/1/2025	1,110,000	[b]	1,148,806
American Axle & Manufacturing, Gtd. Notes	6.88	7/1/2028	475,000	[b]	519,455
Clarios Global, Gtd. Notes	8.50	5/15/2027	2,905,000	[b,c]	3,170,662
Clarios Global, Sr. Scd. Notes	6.25	5/15/2026	568,000	[c]	605,806
Dealer Tire, Sr. Unscd. Notes	8.00	2/1/2028	2,970,000	[b,c]	3,211,654
Ford Motor, Sr. Unscd. Notes	5.29	12/8/2046	525,000	[b]	587,026
Ford Motor, Sr. Unscd. Notes	9.00	4/22/2025	1,030,000	[b]	1,271,169
Ford Motor Credit, Sr. Unscd. Notes	5.11	5/3/2029	1,620,000	[b]	1,815,761
IHO Verwaltungs GmbH, Sr. Scd. Notes	6.38	5/15/2029	200,000	[c]	218,885
Real Hero Merger Sub 2, Sr. Unscd. Notes	6.25	2/1/2029	1,635,000	[b,c]	1,698,111

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.4% (continued)
Automobiles & Components - 6.0% (continued)
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	315,000	[c]	361,512
					14,608,847
Building Materials - 3.0%
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	855,000	[b,c]	918,732
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	3,280,000	[b,c]	3,408,248
Griffon, Gtd. Notes		5.75	3/1/2028	1,215,000	[b]	1,294,783
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	975,000	[c]	1,182,390
U.S. Concrete, Gtd. Notes		5.13	3/1/2029	435,000	[c]	476,575
					7,280,728
Chemicals - 5.0%
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	230,000	[b,c]	236,788
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	1,295,000	[b,c]	1,321,768
CVR Partners, Scd. Notes		9.25	6/15/2023	344,000	[c]	345,582
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	1,995,000	[b,c]	2,162,620
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	1,052,000	[b,c]	1,074,881
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	9/30/2024	860,000	[c,d]	985,549
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	1,665,000	[b,c]	1,670,445
Trinseo Materials Finance, Gtd. Bonds		5.13	4/1/2029	1,105,000	[c]	1,131,448
Venator Finance, Gtd. Notes		5.75	7/15/2025	840,000	[b,c]	828,395
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	2,120,000	[b,c]	2,390,491
					12,147,967
Collateralized Loan Obligations Debt - 5.4%
Battalion VII CLO, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR +6.31%		6.50	7/17/2028	375,000	[c,d]	375,041
Battalion X CLO, Ser. 2016-10A, Cl. DR2, 3 Month LIBOR +6.61%		6.79	1/25/2035	1,000,000	[c,d]	1,001,639
Chenango Park CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.80%		5.98	4/15/2030	1,000,000	[c,d]	987,269
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		5.19	4/18/2031	2,000,000	[b,c,d]	1,924,676
Crown Point 8 CLO, Ser. 2019-8A, Cl. E, 3 Month LIBOR +7.10%		7.29	10/20/2032	2,000,000	[c,d]	1,991,564
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20% @ Floor	EUR	6.20	7/25/2035	1,000,000	[c,d]	1,174,578
Octagon Investment Partners 33 CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR +6.30%		6.49	1/20/2031	1,525,000	[b,c,d]	1,511,129

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.4% (continued)
Collateralized Loan Obligations Debt - 5.4% (continued)
Octagon Investment Partners 39 CLO, Ser. 2018-3A, Cl. E, 3 Month LIBOR +5.75%		5.94	10/20/2030	2,000,000	[b,c,d]	1,975,988
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.24	4/17/2031	2,000,000	[c,d]	1,887,290
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		6.01	5/20/2031	375,000	[c,d]	365,991
					13,195,165
Commercial & Professional Services - 6.1%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	2,415,000	[b,c]	2,457,383
APX Group, Sr. Scd. Notes		6.75	2/15/2027	1,630,000	[b,c]	1,740,212
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	1,160,000		1,388,675
MPH Acquisition Holdings, Gtd. Notes		5.75	11/1/2028	1,020,000	[c]	1,026,360
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	1,610,000	[b,c]	1,714,682
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	3,550,000	[b,c]	3,383,611
The House of Finance, Sr. Scd. Notes	EUR	4.38	7/15/2026	290,000	[c]	350,177
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	2,200,000	[c]	2,686,909
					14,748,009
Consumer Discretionary - 10.9%
Allen Media, Gtd. Notes		10.50	2/15/2028	2,125,000	[b,c]	2,265,664
AMC Entertainment Holdings, Scd. Notes		12.00	6/15/2026	514,100	[c]	526,953
AMC Entertainment Holdings, Sr. Scd. Notes		10.50	4/15/2025	245,000	[c]	266,315
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	1,335,000	[b,c]	1,427,375
Ashton Woods USA, Sr. Unscd. Notes		6.75	8/1/2025	100,000	[b,c]	103,990
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	1,180,000	[b,c]	1,221,925
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	2,310,000	[c]	2,834,605
Boyd Gaming, Sr. Unscd. Notes		4.75	6/15/2031	1,115,000	[b,c]	1,158,206
Caesars Entertainment, Sr. Scd. Notes		6.25	7/1/2025	580,000	[b,c]	615,525
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	1,685,000	[b,c]	1,876,163
Caesars Resort Collection, Sr. Scd. Notes		5.75	7/1/2025	305,000	[b,c]	321,775
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	265,000	[c]	348,722
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	775,000	[c]	812,781
Cinemark USA, Gtd. Notes		5.88	3/15/2026	1,140,000	[b,c]	1,196,573
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	1,155,000	[b,c]	1,182,570
Everi Holdings, Gtd. Notes		5.00	7/15/2029	795,000		795,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.4% (continued)
Consumer Discretionary - 10.9% (continued)
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	1,995,000	[c]	2,142,480
Lions Gate Capital Holdings, Gtd. Notes		5.50	4/15/2029	190,000	[c]	199,984
NCL, Gtd. Notes		5.88	3/15/2026	945,000	[c]	991,981
Royal Caribbean Cruises, Sr. Unscd. Notes		3.70	3/15/2028	1,150,000		1,100,067
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	940,000	[c]	985,637
Scientific Games International, Gtd. Notes	EUR	5.50	2/15/2026	720,000	[c]	872,949
Scientific Games International, Gtd. Notes		7.25	11/15/2029	230,000	[c]	260,048
Scientific Games International, Gtd. Notes		8.25	3/15/2026	1,540,000	[b,c]	1,653,544
Station Casinos, Gtd. Notes		4.50	2/15/2028	745,000	[c]	759,189
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	545,000	[b,c]	618,283
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	95,000	[b,c]	103,224
					26,641,528
Diversified Financials - 7.4%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	1,500,000	[b,c]	1,561,875
Encore Capital Group, Sr. Scd. Bonds	GBP	5.38	2/15/2026	1,395,000	[c]	2,040,032
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,665,000	[b,c]	1,724,773
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	910,000	[c]	1,313,372
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,565,000	[c]	1,935,965
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	2,015,000	[b]	2,141,340
Nationstar Mortgage Holdings, Gtd. Notes		5.13	12/15/2030	113,000	[c]	112,661
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	2,555,000	[b,c]	2,580,882
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	900,000	[b,c]	934,452
Navient, Sr. Unscd. Notes		5.88	10/25/2024	915,000	[b]	989,408
Navient, Sr. Unscd. Notes		6.75	6/15/2026	1,525,000	[b]	1,705,331
Navient, Sr. Unscd. Notes		7.25	9/25/2023	855,000	[b]	946,062
					17,986,153
Electronic Components - 1.0%
Wesco Distribution, Gtd. Notes		7.13	6/15/2025	780,000	[b,c]	843,921
Wesco Distribution, Gtd. Notes		7.25	6/15/2028	1,400,000	[b,c]	1,561,259
					2,405,180

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.4% (continued)
Energy - 15.2%
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	790,000	[b,c]	824,006
Antero Midstream Partners, Gtd. Notes	7.88	5/15/2026	555,000	[b,c]	622,100
Antero Resources, Gtd. Notes	5.38	3/1/2030	555,000	[c]	567,143
Antero Resources, Gtd. Notes	7.63	2/1/2029	1,079,000	[b,c]	1,199,093
Antero Resources, Gtd. Notes	8.38	7/15/2026	445,000	[b,c]	506,744
Apache, Sr. Unscd. Notes	5.10	9/1/2040	783,000	[b]	821,171
Archrock Partners, Gtd. Notes	6.25	4/1/2028	528,000	[b,c]	552,240
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	1,620,000	[b,c]	1,698,910
Blue Racer Midstream, Sr. Unscd. Notes	7.63	12/15/2025	510,000	[b,c]	553,350
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	725,000	[b,c]	742,429
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	1,730,000	[b,c]	1,780,516
Crestwood Midstream Partners, Gtd. Notes	6.00	2/1/2029	1,045,000	[b,c]	1,095,944
CrownRock, Sr. Unscd. Notes	5.00	5/1/2029	1,000,000	[b,c]	1,051,605
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	645,000	[b,c]	669,410
Enviva Partners, Gtd. Notes	6.50	1/15/2026	1,280,000	[b,c]	1,340,160
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	510,000	[b]	552,116
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	485,000	[b,c]	528,565
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	605,000	[b,c]	676,342
Genesis Energy, Gtd. Notes	6.50	10/1/2025	1,570,000	[b]	1,588,864
Genesis Energy, Gtd. Notes	7.75	2/1/2028	785,000	[b]	812,318
Genesis Energy, Gtd. Notes	8.00	1/15/2027	850,000	[b]	894,094
Indigo Natural Resources, Sr. Unscd. Notes	5.38	2/1/2029	2,045,000	[b,c]	2,139,663
Laredo Petroleum, Gtd. Notes	9.50	1/15/2025	775,000	[b]	817,594
Laredo Petroleum, Gtd. Notes	10.13	1/15/2028	125,000	[b]	137,625
Occidental Petroleum, Sr. Unscd. Notes	6.13	1/1/2031	630,000		742,001
Occidental Petroleum, Sr. Unscd. Notes	6.38	9/1/2028	477,000		557,570
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	800,000	[b]	957,528
Occidental Petroleum, Sr. Unscd. Notes	6.95	7/1/2024	610,000		689,279
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	1,410,000	[b]	1,778,419

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.4% (continued)
Energy - 15.2% (continued)
Occidental Petroleum, Sr. Unscd. Notes		8.88	7/15/2030	1,980,000	[b]	2,650,616
PDC Energy, Gtd. Notes		5.75	5/15/2026	150,000	[b]	156,890
PDC Energy, Gtd. Notes		6.13	9/15/2024	905,000	[b]	928,408
Precision Drilling, Gtd. Notes		6.88	1/15/2029	390,000	[c]	402,188
Precision Drilling, Gtd. Notes		7.13	1/15/2026	250,000	[b,c]	258,009
Southwestern Energy, Gtd. Notes		7.50	4/1/2026	1,070,000	[b]	1,134,200
Southwestern Energy, Gtd. Notes		8.38	9/15/2028	475,000	[b]	537,391
Targa Resources Partners, Gtd. Notes		6.88	1/15/2029	1,250,000	[b]	1,410,787
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	830,000		888,332
USA Compression Partners, Gtd. Notes		6.88	4/1/2026	1,738,000	[b]	1,824,778
					37,088,398
Environmental Control - 1.7%
Covanta Holding, Sr. Unscd. Notes		5.88	7/1/2025	1,440,000	[b]	1,493,345
Harsco, Gtd. Notes		5.75	7/31/2027	1,570,000	[b,c]	1,649,222
Waste Pro USA, Sr. Unscd. Notes		5.50	2/15/2026	920,000	[b,c]	952,973
					4,095,540
Food Products - 1.5%
New Albertsons, Sr. Unscd. Bonds		8.00	5/1/2031	2,390,000	[b]	2,903,850
United Natural Foods, Gtd. Notes		6.75	10/15/2028	785,000	[c]	846,379
					3,750,229
Food Service - .3%
TKC Holdings, Sr. Unscd. Notes		10.50	5/15/2029	724,000	[c]	785,931
Forest Products & Paper - .5%
SPA Holdings 3, Sr. Scd. Bonds		4.88	2/4/2028	1,325,000	[c]	1,339,509
Health Care - 12.9%
Air Methods, Sr. Unscd. Notes		8.00	5/15/2025	3,605,000	[b,c]	3,411,231
Bausch Health, Gtd. Notes		6.13	4/15/2025	1,300,000	[b,c]	1,334,125
Bausch Health, Gtd. Notes		6.25	2/15/2029	415,000	[b,c]	410,975
Bausch Health, Gtd. Notes		7.25	5/30/2029	145,000	[b,c]	148,582
Bausch Health, Gtd. Notes		9.00	12/15/2025	895,000	[b,c]	960,827
Bausch Health, Sr. Scd. Notes		4.88	6/1/2028	561,000	[c]	574,885
Bausch Health Americas, Gtd. Notes		9.25	4/1/2026	1,850,000	[b,c]	2,014,557
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	1,315,000	[c]	1,349,519
Chrome Holdco, Gtd. Notes	EUR	5.00	5/31/2029	850,000	[c]	1,034,408
Cidron Aida Finco, Sr. Scd. Bonds	GBP	6.25	4/1/2028	815,000	[c]	1,152,756
Community Health Systems, Scd. Notes		6.13	4/1/2030	1,685,000	[b,c]	1,712,381
Community Health Systems, Scd. Notes		6.88	4/15/2029	945,000	[b,c]	991,669

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.4% (continued)
Health Care - 12.9% (continued)
Community Health Systems, Sr. Scd. Notes		4.75	2/15/2031	660,000	[b,c]	663,300
Community Health Systems, Sr. Scd. Notes		6.63	2/15/2025	1,604,000	[b,c]	1,698,219
Laboratoire Eimer Selas, Gtd. Notes	EUR	5.00	2/1/2029	510,000	[c]	617,688
Legacy LifePoint Health, Sr. Scd. Notes		6.75	4/15/2025	410,000	[c]	437,970
LifePoint Health, Gtd. Notes		5.38	1/15/2029	850,000	[b,c]	829,953
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	1,715,000	[b,c]	1,768,937
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	1,437,000	[b,c]	1,572,437
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	1,100,000	[b,c]	1,192,279
Surgery Center Holdings, Gtd. Notes		6.75	7/1/2025	535,000	[c]	547,054
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	1,000,000	[b,c]	1,101,020
Tenet Healthcare, Gtd. Notes		6.13	10/1/2028	1,565,000	[b,c]	1,672,187
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	1,680,000	[b,c]	1,755,600
Tenet Healthcare, Sr. Scd. Notes		7.50	4/1/2025	170,000	[b,c]	183,836
Tenet Healthcare, Sr. Unscd. Notes		6.75	6/15/2023	2,060,000	[b]	2,250,550
					31,386,945
Industrial - 3.3%
Bombardier, Sr. Unscd. Notes		7.13	6/15/2026	1,130,000	[c]	1,184,523
Bombardier, Sr. Unscd. Notes		7.50	12/1/2024	700,000	[c]	732,379
Gates Global, Gtd. Notes		6.25	1/15/2026	1,435,000	[b,c]	1,508,027
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	2,085,000	[b,c]	2,270,106
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,285,000	[b,c]	1,335,218
VM Consolidated, Gtd. Notes		5.50	4/15/2029	970,000	[b,c]	990,428
					8,020,681
Information Technology - 1.2%
Boxer Parent, Sr. Scd. Notes		7.13	10/2/2025	440,000	[b,c]	471,984
Rackspace Technology Global, Gtd. Notes		5.38	12/1/2028	1,675,000	[c]	1,718,969
Veritas Bermuda, Sr. Unscd. Notes		10.50	2/1/2024	655,000	[c]	674,909
					2,865,862
Insurance - 1.6%
Alliant Holdings Intermediate, Sr. Unscd. Notes		6.75	10/15/2027	725,000	[b,c]	762,867
AmWINS Group, Gtd. Notes		7.75	7/1/2026	1,105,000	[b,c]	1,174,228
AssuredPartners, Sr. Unscd. Notes		7.00	8/15/2025	1,505,000	[b,c]	1,542,377
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	445,000	[b,c]	475,480
					3,954,952
Internet Software & Services - 2.0%
Endure Digital, Sr. Unscd. Notes		6.00	2/15/2029	2,365,000	[b,c]	2,344,673
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	2,395,000	[b,c]	2,403,574
					4,748,247

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.4% (continued)
Materials - 5.2%
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	1,357,000	[b,c]	1,427,673
Ardagh Packaging Finance, Gtd. Notes		5.25	8/15/2027	1,960,000	[b,c]	2,001,807
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	465,000	[b,c]	474,918
Graham Packaging, Gtd. Notes		7.13	8/15/2028	1,725,000	[b,c]	1,863,535
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	1,355,000	[b,c]	1,496,597
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	865,000	[b,c]	899,501
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	3,305,000	[b,c]	3,245,510
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	1,155,000	[b,c]	1,258,673
					12,668,214
Media - 5.4%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/2026	1,540,000	[b,c]	1,605,527
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	650,000	[b,c]	676,000
CSC Holdings, Sr. Unscd. Notes		7.50	4/1/2028	1,735,000	[b,c]	1,909,307
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	480,000	[c]	311,424
DISH DBS, Gtd. Notes		7.38	7/1/2028	940,000	[b]	1,012,737
Midcontinent Communications, Gtd. Notes		5.38	8/15/2027	760,000	[b,c]	800,637
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	2,593,000	[b,c]	2,727,849
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	970,000	[b,c]	1,005,667
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	1,242,443	[c]	1,507,973
TEGNA, Gtd. Notes		5.00	9/15/2029	870,000	[b]	912,795
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	655,000	[c]	701,669
					13,171,585
Metals & Mining - 1.3%
Arconic, Scd. Notes		6.13	2/15/2028	1,565,000	[b,c]	1,683,494
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	227,000	[c]	228,135
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	1,009,000	[c]	1,075,846
Kaiser Aluminum, Gtd. Notes		4.50	6/1/2031	140,000	[c]	143,909
					3,131,384
Real Estate - 3.1%
Apollo Commercial Real Estate Finance, Sr. Scd. Notes		4.63	6/15/2029	445,000	[c]	439,371
Greystar Real Estate Partners, Sr. Scd. Notes		5.75	12/1/2025	835,000	[b,c]	861,144
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	3,125,000	[b,c]	3,183,594
Park Intermediate Holdings, Sr. Scd. Notes		4.88	5/15/2029	825,000	[c]	854,453

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.4% (continued)
Real Estate - 3.1% (continued)
Starwood Property Trust, Sr. Unscd. Notes		5.50	11/1/2023	975,000	[b,c]	1,022,531
XHR, Sr. Scd. Notes		4.88	6/1/2029	1,130,000	[b,c]	1,168,138
					7,529,231
Retailing - 8.4%
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	1,700,000	[b,c]	1,744,820
Golden Nugget, Sr. Unscd. Notes		6.75	10/15/2024	645,000	[b,c]	652,398
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	1,440,000	[b,c]	1,452,888
Macy's, Sr. Scd. Notes		8.38	6/15/2025	915,000	[b,c]	1,009,890
Macy's Retail Holdings, Gtd. Notes		4.50	12/15/2034	1,800,000	[b]	1,702,143
Park River Holdings, Gtd. Notes		5.63	2/1/2029	2,015,000	[b,c]	1,963,366
Park River Holdings, Sr. Unscd. Notes		6.75	8/1/2029	1,672,000	[b,c]	1,696,369
SRS Distribution, Gtd. Notes		6.13	7/1/2029	1,655,000	[b,c]	1,707,017
Staples, Sr. Scd. Notes		7.50	4/15/2026	1,790,000	[b,c]	1,856,230
Staples, Sr. Unscd. Notes		10.75	4/15/2027	2,520,000	[b,c]	2,569,329
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	2,270,000	[b,c]	2,432,611
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	1,485,000	[b,c]	1,541,742
					20,328,803
Technology Hardware & Equipment - 2.0%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,245,000	[c]	1,550,551
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	1,975,000	[b,c]	2,081,156
Diebold Nixdorf, Gtd. Notes		8.50	4/15/2024	1,165,000	[b]	1,194,125
					4,825,832
Telecommunication Services - 8.4%
Altice France, Sr. Scd. Notes		8.13	2/1/2027	1,305,000	[b,c]	1,423,429
Altice France Holding, Gtd. Notes		6.00	2/15/2028	1,620,000	[b,c]	1,615,432
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	905,000	[c]	1,006,826
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	2,295,000	[b,c]	2,417,289
CommScope, Gtd. Notes		8.25	3/1/2027	3,045,000	[b,c]	3,258,302
CommScope Technologies, Gtd. Notes		5.00	3/15/2027	440,000	[b,c]	451,000
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	2,245,000	[b,c]	2,376,916
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,775,000	[b,c]	1,817,156
Intrado, Gtd. Notes		8.50	10/15/2025	2,075,000	[b,c]	2,030,906
Plantronics, Gtd. Notes		4.75	3/1/2029	2,330,000	[b,c]	2,316,067
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	650,000	[b,c]	664,479
ViaSat, Sr. Unscd. Notes		6.50	7/15/2028	890,000	[b,c]	950,378
					20,328,180
Utilities - 1.2%
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	1,730,000	[c]	1,724,810

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.4% (continued)
Utilities - 1.2% (continued)
Pike, Gtd. Notes	5.50	9/1/2028	1,265,000	[b,c]	1,319,212
				3,044,022
Total Bonds and Notes (cost $293,480,077)			310,133,892

Floating Rate Loan Interests - 7.3%
Airlines - .4%
American Airlines, Initial Term Loan, 3 Month LIBOR +4.75%	5.50	4/20/2028	886,000	[d]	924,820
Chemicals - .4%
Polar US Borrower, Initial Term Loan, 1-3 Month LIBOR +4.75%	4.86	10/16/2025	970,708	[d]	975,561
Commercial & Professional Services - .6%
Amentum Government Services, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%	5.50	1/31/2027	990,517	[d]	1,001,661
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%	3.75	2/6/2024	547,143	[d]	533,007
				1,534,668
Consumer Discretionary - .5%
Crown Finance US, Initial Dollar Tranche Term Loan, 6 Month LIBOR +2.50%	3.50	2/28/2025	998,418	[d]	882,406
Raptor Acquisition, Term Loan B, 1 Month LIBOR +4.00%	4.75	11/1/2026	300,000	[d]	300,875
				1,183,281
Health Care - 1.1%
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%	6.25	4/22/2027	2,540,000	[d]	2,571,750
Industrial - .3%
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%	5.00	3/8/2025	849,632	[d]	777,413
Information Technology - 2.6%
CT Technologies, Retired Initial Term Loan, 1 Month LIBOR +5.00%	6.00	12/16/2025	877,800	[d]	880,934
Ecl Entertainment, Term Loan B, 1 Month LIBOR +7.50%	8.25	4/30/2028	1,200,000	[d]	1,228,500
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%	4.50	6/13/2024	1,443,152	[d]	1,422,818
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%	4.75	12/1/2027	114,712	[d]	114,378
Ivanti Software, First Lien Initial Term Loan, 3 Month LIBOR +4.75%	5.75	12/1/2027	1,575,930	[d]	1,580,634

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 7.3% (continued)
Information Technology - 2.6% (continued)
Software Luxembourg Acquisition, Second Out Term Loan, 3 Month LIBOR +7.50%	8.50	4/27/2025	258,448	[d,e]	259,094
Software Luxembourg Acquisition, Senior Secured Term Loan, 3 Month LIBOR +7.50%	8.50	12/27/2024	76,437	[d,e]	76,628
Solera, First Lien Dollar Term Loan, 6 Month LIBOR +4.00%	4.50	6/4/2028	665,000	[d]	667,786
				6,230,772
Insurance - .5%
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.60	2/28/2025	1,246,458	[d]	1,245,685
Materials - .5%
LABL, USD Facility Term Loan B, 1 Month LIBOR +4.00%	4.10	7/2/2026	1,290,152	[d]	1,290,287
Technology Hardware & Equipment - .2%
Everi Payments, Term Loan, 3 Month LIBOR +10.50%	11.50	5/9/2024	495,000	[d]	517,275
Telecommunication Services - .2%
Cyxtera DC Holdings, First Lien Initial Term Loan, 6 Month LIBOR +3.00%	4.00	5/1/2024	487,461	[d]	475,672
Total Floating Rate Loan Interests (cost $17,393,427)			17,727,184
Description			Shares		Value ($)
Common Stocks - .0%
Information Technology - .0%
Skillsoft (cost $156,681)			14,781	[f]	145,595
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,370,957)	0.05		4,370,957	[g]	4,370,957
Total Investments (cost $315,401,142)			136.5%	332,377,628
Liabilities, Less Cash and Receivables			(36.5%)	(88,940,056)
Net Assets			100.0%	243,437,572

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $263,081,483 or 108.07% of net assets.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

f Non-income producing security.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

June 30, 2021 (Unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	-	13,195,165	-	13,195,165
Corporate Bonds	-	296,938,727	-	296,938,727
Equity Securities – Common Stocks	145,595	-	-	145,595
Floating Rate Loan Interests	-	17,727,184	-	17,727,184
Investment Companies	4,370,957	-	-	4,370,957
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	189,071	-	189,071
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(9,380)	-	(9,380)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Strategies Fund

June 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
United States Dollar	4,231,796	British Pound	3,030,000	7/30/2021	40,003
Euro	1,208,525	United States Dollar	1,443,307	7/30/2021	(9,380)
United States Dollar	22,396,130	Euro	18,750,000	7/30/2021	149,068
Gross Unrealized Appreciation					189,071
Gross Unrealized Depreciation					(9,380)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2021, accumulated net unrealized appreciation on investments was $16,976,486, consisting of $17,431,960 gross unrealized appreciation and $455,474 gross unrealized depreciation.

At June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.